Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information Of Effect Of New Lease Accounting Standard Explanatory
The amount of the lease liabilities above differed from the amount of operating lease commitments at 31 December 2018 and is reconciled as follows:

Group
£m
Rental commitments under non-cancellable operating leases under IAS 17 at 31 December 2018 (see Note 29)	246
Recognition exemption for short-term leases	(72)
Effect from discounting at the incremental borrowing rate at 1 January 2019	7

Additional liabilities recognised based on the initial application of IFRS 16 at 1 January 2019	181

Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment
Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years
Right-of-use assets (see ‘Leases – The Santander UK group as lessee’ below)	Shorter of the lease term or the useful life of the underlying asset

Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance

2019	Weighted £m		Upside 2 £m		Upside 1 £m		Base case £m		Downside 1 £m		Downside 2 £m
Exposure
Retail Banking	206,479		206,479		206,479		206,479		206,479		206,479
- of which: mortgages	178,788		178,788		178,788		178,788		178,788		178,788
CCB	21,855		21,855		21,855		21,855		21,855		21,855
CIB	13,456		13,456		13,456		13,456		13,456		13,456
Corporate Centre	74,532		74,532		74,532		74,532		74,532		74,532

ECL
Retail Banking	591		456		467		485		570		1,148
- of which: mortgages	218		122		127		137		196		660
CCB	210		156		169		183		219		317
CIB	50		19		34		48		53		58
Corporate Centre	12		9		10		10		13		18
		%		%		%		%		%		%
Proportion of assets in Stage 2
Retail Banking	4.7		3.2		3.3		3.3		3.7		8.3
- of which: mortgages	4.6		3.1		3.1		3.1		3.6		8.7
CCB	10.0		7.4		7.4		7.4		8.5		16.3
CIB	2.9		1.5		1.5		1.5		1.5		1.5
Corporate Centre	0.2		0.1		0.1		0.1		0.2		0.3

2018	£m		£m		£m		£m		£m		£m
Exposure
Retail Banking	195,805		195,805		195,805		195,805		195,805		195,805
- of which: mortgages	169,170		169,170		169,170		169,170		169,170		169,170
CCB	22,835		22,835		22,835		22,835		22,835		22,835
CIB	17,618		17,618		17,618		17,618		17,618		17,618
Corporate Centre	74,690		74,690		74,690		74,690		74,690		74,690

ECL
Retail Banking	594		431		452		480		637		1,607
- of which: mortgages	237		121		131		137		273		1,105
CCB	182		115		135		157		192		302
CIB	18		8		12		17		22		27
Corporate Centre	13		8		9		11		13		21
		%		%		%		%		%		%
Proportion of assets in Stage 2
Retail Banking	5.4		3.4		3.5		3.7		4.7		15.1
- of which: mortgages	5.6		3.4		3.6		3.7		4.9		16.5
CCB	5.5		3.0		3.0		3.1		4.3		10.7
CIB	0.8		0.4		0.4		0.4		0.4		0.4
Corporate Centre	0.2		0.1		0.1		0.1		0.2		0.4

Schedule Of Impact On Profit Before Tax Of Applying An Immediate And Permanent House Price Increase Or Decrease To Our Base Case Economic Scenario Explanatory
The table below shows the impact on profit before tax of applying an immediate and permanent house price increase / decrease to our base case economic scenario, and assumes no changes to the staging allocation of exposures:

	Increase/decrease in house prices
Increase/(decrease) in profit before tax	+20% £m	+10% £m	-10% £m	-20% £m
31 December 2019	16	10	(16)	(43)
31 December 2018	20	12	(20)	(52)